Deferred Tax Balances (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Deferred tax assets
(i) Deferred tax assets
The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2021	June 30, 2020
	$	$

Employee benefits	63,507	43,227
Accruals	125,814	124,755
Unrealized exchange loss	321,363	17,979
Unused tax loss	777,882	1,461,430
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,288,566)	(1,647,391)

Net Deferred tax assets	—	—

Deferred tax liabilities
(ii) Deferred tax liabilities
The amount of deferred tax liability represents the temporary difference that arose on the recognition of Intangibles recorded in the subsidiary Company in France. This has been set-off
against deferred taxes in the Subsidiary Company, accordingly, hence reducing the unrecognized tax losses for both the France subsidiary and the consolidated Group. The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2021	June 30, 2020
	$	$
Intangible assets	1,273,729	1,508,478
Unreali z ed exchange gain	14,790	129,141
Accrued income	47	9,772

Total deferred tax liabilities	1,288,566	1,647,391

Set-off of deferred tax liabilities pursuant to set-off provisions	(1,288,566)	(1,647,391)

Net deferred tax liabilities	—	—

(iii) Movements in deferred tax balances

Movements in Deferred Tax Balances
(ii) Deferred tax liabilities
The amount of deferred tax liability represents the temporary difference that arose on the recognition of Intangibles recorded in the subsidiary Company in France. This has been set-off
against deferred taxes in the Subsidiary Company, accordingly, hence reducing the unrecognized tax losses for both the France subsidiary and the consolidated Group. The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2021	June 30, 2020
	$	$
Intangible assets	1,273,729	1,508,478
Unreali z ed exchange gain	14,790	129,141
Accrued income	47	9,772

Total deferred tax liabilities	1,288,566	1,647,391

Set-off of deferred tax liabilities pursuant to set-off provisions	(1,288,566)	(1,647,391)

Net deferred tax liabilities	—	—

(iii) Movements in deferred tax balances

	Deferred Tax Asset	Deferred Tax Liability	Total
Movements	$	$	$
At June 30, 2020	1,647,391	(1,647,391)	—
(Charged)/credited to profit or loss	(358,825)	358,825	—

At June 30, 2021	1,288,566	(1,288,566)	—